Other Financial Liabilities at Fair Value Through Profit or Loss - Additional Information (Detail) £ in Billions	6 Months Ended
Jun. 30, 2019 GBP (£)
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Senior cash deposits netted against senior credit linked notes	£ 1.8
Collateral and associated financial guarantees [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Senior cash deposits presented on a net basis	£ 2.1